EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 13:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2017	2016	2015
Net income	$802,923	$724,847	$685,866

Weighted average ordinary shares outstanding (in thousands)	162,720	170,155	179,218

Dilutive effect:
Employee stock options, RSUs and PSUs (in thousands)	3,942	3,141	4,401

Diluted weighted average ordinary shares outstanding (in thousands)	166,662	173,296	183,619

Basic earnings per ordinary share	$4.93	$4.26	$3.83

Diluted earnings per ordinary share	$4.82	$4.18	$3.74